(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings (Loss) Per Share	Earnings Per Share
The net income available for common shareholders and earnings per common share are presented in the table below:

	Year Ended December 31,
	2025 $	2024 $	2023 $
Net income	351,186	403,667	519,890

Weighted-average number of common shares - basic (1)	34,604,637	34,406,223	34,159,818
Dilutive effect of stock-based awards	170,821	299,249	408,342
Weighted average number of common shares - diluted	34,775,458	34,705,472	34,568,160
Earnings per common share:
- Basic	10.15	11.73	15.22
- Diluted	10.10	11.63	15.04
(1) Includes unissued Class A common shares related to non-forfeitable stock-based compensation.
Equity-based awards that have an anti-dilutive effect on the calculation of diluted earnings per common share are excluded from this calculation. In the years where a loss attributable to shareholders has been incurred, all equity-based awards are anti-dilutive. For the years ended December 31, 2025, 2024 and 2023, totals of 2,908, 1,229 and nil restricted stock units, respectively, had an anti-dilutive effect on the calculation of diluted earnings per common share. For the years ended December 31, 2025, 2024 and 2023, options to acquire nil, nil and 5,463 shares of the Company’s Class A common shares, respectively, had an anti-dilutive effect on the calculation of diluted earnings per common share.